Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Schedule of related party transactions
Key management personnel compensation was comprised of:

	For the year ended December 31,
(In $ million)	2018	2017	2016
Short-term employee benefits	13	15	17
Long-term employee benefits	3	3	4
Total compensation expense to key management personnel	16	18	21

The entities and types of transactions with which the Group entered into related party transactions during the years are detailed below. All related parties detailed below have a common ultimate shareholder, except for the joint ventures.

	Transaction value for the year ended December 31,			Balance outstanding as of December 31,
(In $ million)	2018	2017	2016	2018	2017
Balances and transactions with immediate and ultimate parent entities
Included in trade and other payables				—	—
Tax loss transfer	—	—	(16)
Balances and transactions with joint ventures
Included in trade and other receivables, net				12	8
Sale of goods and services(a)	28	22	24
Balances and transactions with Rank Group Limited
Included in related party and other non-current receivables(b)(e)				328	329
Interest income	17	17	17
Included in trade and other payables(e)				(32)	(31)
Recharges(c)	(1)	(5)	(7)
Management fee(d)	(28)	(31)	(47)
Tax loss transfer	(3)	(1)	(4)
Balances and transactions with Rank Group North America, Inc.
Included in trade and other receivables, net				—	—
Recharges	2	1	4
Included in trade and other payables				—	—
Recharges(c)	(17)	(16)	(15)
Balances and transactions with other related parties
Included in trade and other receivables, net				1	—
Recharges	5	5	3
Included in trade and other payables				(1)	(1)

(a)
All transactions with joint ventures are settled in cash. Sales of goods and services are negotiated on a cost-plus basis allowing a margin ranging from 3% to 6%. All amounts are unsecured, non-interest bearing and repayable on demand.

(b)
The loan receivable from Rank Group Limited accrues interest at a rate based on the average 90-day New Zealand bank bill rate, set quarterly, plus a margin of 3.25%. Interest is only charged or accrued if demanded by the Company. During the year ended December 31, 2018, interest was charged at 5.16% to 5.26% (2017: 5.16% to 5.25%; 2016: 5.31% to 5.78%). The loan is unsecured and repayable on demand. However, advances and interest are currently subordinated on terms such that, unless otherwise permitted, no payments can be made until the obligations under a senior secured credit facility of Rank Group Limited are repaid in full.

(c)
Represents certain costs paid by Rank Group Limited or Rank Group North America, Inc. on behalf of the Group that were subsequently recharged to the Group. These charges are for various costs incurred including services provided, financing and other activities. All amounts are unsecured, non-interest bearing and settled on normal trade terms.

(d)
The Group’s financing agreements permit the payment to related parties of management, consulting, monitoring and advising fees (the “Management Fee”) of up to 1.5% of the Group’s Adjusted EBITDA (as defined in the financing agreements) for the previous year. During the year ended December 31, 2016, the Group entered into a services agreement with Rank Group Limited. Rank Group Limited charged the Group a Management Fee of $31 million during the year ended December 31, 2018 in relation to the 2017 financial year. During the years ended December 31, 2017 and 2016, Rank Group Limited charged the Group a Management Fee of $31 million and $30 million in relation to the 2016 and 2015 financial years, respectively. Also during the year ended December 31, 2017, Rank Group Limited charged the Group a Management Fee of $15 million in relation to the 2009 and 2010 financial years, of which $8 million was included in continuing operations with the remainder included in discontinued operations. In addition, the Group has accrued $28 million in 2018 in respect of an expected management fee related to the 2018 financial year.

(e)
In August 2017, Rank Group Limited repaid $24 million of the related party loan receivable balance and the Group, by way of a payment direction, repaid $23 million of outstanding related party trade payable balances due to Rank Group Limited and $1 million of outstanding related party borrowings due to the Company's ultimate parent.